Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
NET INCOME	R$ 1,118,255	R$ 874,472	R$ 1,161,565
Items that will never be reclassified to profit or loss
Gain (losses) on post employment benefits	(46,506)	(88,906)	410,330
Gain (losses) on post employment benefits - equity	0	(852)	19,660
Gain (losses) on taxes on other comprehensive income	16,827	30,174	(139,059)
Items that are or maybe reclassified to profit or loss
Adjustments related to financial assets classified as available for sale	26,138	3,612	628
Taxes on other comprehensive income	(8,888)	(1,229)	(215)
Realization - gain on financial assets, net of taxes	(18,909)	0	0
Total comprehensive income, net of taxes	(31,338)	(57,201)	291,344
TOTAL COMPREHENSIVE INCOME	1,086,917	817,271	1,452,909
Attributed to controlling shareholders	1,002,411	838,506	1,400,398
Attributed to non-controlling interest	R$ 84,506	R$ (21,235)	R$ 52,511